LEASE (Lease income) (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Sales Type Leases [Member]
Lessee, Lease, Description [Line Items]
Selling loss recognized at the commencement date	$ (3,049)	¥ (21,229)
Interest income on net investment in the lease	162	1,130
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	162	1,130
Direct Financing Leases [Member]
Lessee, Lease, Description [Line Items]
Interest income on net investment in the lease	567	3,944
Operating leases [Member]
Lessee, Lease, Description [Line Items]
Lease income relating to lease payments	7,683	53,485
Including: Income relating to variable lease payments not included in the measurement of lease receivable	$ 6,591	¥ 45,887